Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Interest income (expense)	$ 7	$ 6
Represented by:
Pension assets (Note 14)			$ 360	$ 254
Accrued retirement benefit liability			(505)	(482)
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	164
Balance at end of year liability (asset)	259	164
Funding surplus (deficit)			322	298
Represented by:
Pension assets (Note 14)			360	254
Accrued retirement benefit liability			(101)	(90)
Net accrued retirement benefit asset (liability)	259	164	259	164
Defined Benefit Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(2,125)	(2,224)
Current service cost	47	50
Benefits paid	(137)	(139)
Interest income (expense)	(78)	(73)
Obligation experience adjustments	5	26
Effect from change in financial assumptions	220	(127)
Effect from change in demographic assumptions	5	4
Changes in foreign exchange rates	6	(14)
Balance at end of year liability (asset)	(2,337)	(2,125)
Represented by:
Net accrued retirement benefit asset (liability)	(2,337)	(2,125)	(2,337)	(2,125)
Defined Benefit Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	2,423	2,510
Benefits paid	(137)	(139)
Interest income (expense)	90	82
Changes in foreign exchange rates	(5)	12
Return on plan assets, excluding amounts included in interest income	265	(84)
Contributions by the employer	23	42
Balance at end of year liability (asset)	2,659	2,423
Represented by:
Net accrued retirement benefit asset (liability)	2,659	2,423	2,659	2,423
Defined Benefit Pension Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(134)	(44)
Interest income (expense)	(5)	(1)
Change in asset ceiling	(76)	89
Balance at end of year liability (asset)	(63)	(134)
Represented by:
Net accrued retirement benefit asset (liability)	(63)	(134)	(63)	(134)
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(392)
Balance at end of year liability (asset)	(404)	(392)
Funding surplus (deficit)			(404)	(392)
Represented by:
Pension assets (Note 14)			0	0
Accrued retirement benefit liability			(404)	(392)
Net accrued retirement benefit asset (liability)	(404)	(392)	(404)	(392)
Non-Pension Post- Retirement Benefit Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(392)	(455)
Current service cost	17	19
Benefits paid	(19)	(19)
Interest income (expense)	(16)	(17)
Obligation experience adjustments	4	(30)
Effect from change in financial assumptions	45	(35)
Effect from change in demographic assumptions	(43)	(20)
Changes in foreign exchange rates	8	(5)
Balance at end of year liability (asset)	(404)	(392)
Represented by:
Net accrued retirement benefit asset (liability)	(404)	(392)	(404)	(392)
Non-Pension Post- Retirement Benefit Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Benefits paid	(19)	(19)
Interest income (expense)	0	0
Changes in foreign exchange rates	0	0
Return on plan assets, excluding amounts included in interest income	0	0
Contributions by the employer	19	19
Balance at end of year liability (asset)	0	0
Represented by:
Net accrued retirement benefit asset (liability)	0	0	0	0
Non-Pension Post- Retirement Benefit Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Interest income (expense)	0	0
Change in asset ceiling	0	0
Balance at end of year liability (asset)	0	0
Represented by:
Net accrued retirement benefit asset (liability)	$ 0	$ 0	$ 0	$ 0